Non-current assets held for sale	12 Months Ended
Dec. 31, 2025
Non-current Assets Held For Sale
Non-current assets held for sale

10.	Non-current assets held for sale

On December 31, 2025, 2024 and 2023, the total value of non-current assets held for sale included assets not in use and other tangible assets. The change in the line item "Non-current assets held for sale" is as follows:

Thousand of Reais	2025	2024	2023
Balance at the beginning of the fiscal year	1,146,390	1,097,212	909,546
Loan enforcements - repossession of assets	1,025,296	716,846	591,126
Capital Increase in Entities Held for Sale	-	-	44,079
Disposals	(663,570)	(667,668)	(447,539)
Balance at the end of the fiscal year, gross	1,508,116	1,146,390	1,097,212
Provision for impairment losses (1)	(94,901)	(104,117)	(183,140)
Provision as a percentage of enforced assets	6.29%	9.08%	16.69%
Balance at the end of the fiscal year	1,413,215	1,042,273	914,072
(1)	In 2025, it includes the amount of R$28,611 (2024 – R$47,381 and 2023– R$76,321) from the reversal of provisions for depreciation on properties, established based on appraisal reports prepared by a specialized external consultancy, accounted for as provision for impairment losses.